Financial Instruments Subject to Off-Balance Sheet Risk, Credit Risk, or Market Risk - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Securities Financing Transaction, Fair Value	Dec. 31, 2011 Securities Financing Transaction, Fair Value	Dec. 31, 2012 Dividend Reinvestment Elections	Dec. 31, 2011 Dividend Reinvestment Elections	Dec. 31, 2012 Open Option Contracts	Dec. 31, 2011 Open Option Contracts	Dec. 31, 2012 Resale And Repurchase Agreements	Dec. 31, 2011 Resale And Repurchase Agreements	Dec. 31, 2012 Corporate Debt Securities And Commercial Paper	Dec. 31, 2011 Corporate Debt Securities And Commercial Paper	Dec. 31, 2011 Corporate Debt Securities And Commercial Paper FDIC Temporary Liquidity Guarantee Program	Dec. 31, 2012 Residential real estate mortgages	Dec. 31, 2011 Residential real estate mortgages	Dec. 31, 2012 Residential real estate mortgages Minimum	Dec. 31, 2012 Residential real estate mortgages California State	Dec. 31, 2011 Residential real estate mortgages California State	Dec. 31, 2012 Home equity lines of credit California State	Dec. 31, 2011 Home equity lines of credit California State	Dec. 31, 2012 US Government Corporations and Agencies Securities	Dec. 31, 2011 US Government Corporations and Agencies Securities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of securities loaned	$ 882,000,000	$ 852,000,000			$ 852,000,000	$ 783,000,000
Fair value of borrowed securities to fulfill short sales of its clients					121,000,000	44,000,000
Fair value of Schwab's client securities that can be pledged	17,100,000,000	14,700,000,000							1,900,000,000	1,300,000,000	19,700,000,000	18,300,000,000
Fair value of Schwab's client securities pledged to fulfill the short sales	1,200,000,000	1,200,000,000					109,000,000	101,000,000
Investments in corporate debt securities and commercial paper													8,000,000,000	5,600,000,000	867,000,000
Residential real estate mortgage loans																6,000,000,000	5,600,000,000
Percent of residential real estate mortgage loans with interest only payment terms	50.00%
Percent of interest-only residential real estate mortgage loans with interest rates not scheduled to reset for three or more years	65.00%
Initial fixed interest rate period for the Company's adjustable rate mortgages			3 years	10 years
Percentage of securities loaned secured by properties in California																			45.00%	44.00%	50.00%	50.00%
Interest-only loans period																		3 years
U.S. Government and agency securities held as collateral for resale agreements																							19,700,000,000	18,300,000,000
Commitments to extend credit	5,400,000,000	5,200,000,000
Commitments to purchase First Mortgage loans	$ 867,000,000